                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [_]; Amendment Number:
                                               -----------

   This Amendment (Check only one.):    [_] is a restatement.
                                        [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Breeden Capital Management LLC
Address: 100 Northfield Street
         Greenwich, CT  06830

Form 13F File Number: 28-12318

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Richard C. Breeden
Title:   Chairman
Phone:   (203) 618-0065

Signature, Place, and Date of Signing:

 /s/ Richard C. Breeden            Greenwich, CT            November 15, 2010
------------------------    ---------------------------    ---------------------
     [Signature]                   [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            14

Form 13F Information Table Value Total:    $1,082,427
                                          (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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                           FORM 13F INFORMATION TABLE
                         BREEDEN CAPITAL MANAGEMENT LLC
                      FOR QUARTER ENDED SEPTEMBER 30, 2010

                                                                                                        VOTING AUTHORITY
                              TITLE OF             VALUE    SHRS OR PRN SH/ PUT/ INVESTMENT  OTHER   ----------------------
NAME OF ISSUER                 CLASS     CUSIP   (X $1000)      AMT     PRN CALL DISCRETION MANAGERS     SOLE    SHARED NONE
----------------------------  -------- --------- ---------- ----------- --- ---- ---------- -------- ---------- ------- ----
AON CORP                      COM      037389103    118,866   3,039,262 SH       SOLE                 3,039,262
BALLY TECHNOLOGIES INC        COM      05874B107     88,454   2,530,859 SH       SOLE                 2,530,859
BLOCK H & R INC               COM      093671105    172,133  13,292,143 SH       SOLE                13,292,143
DUN & BRADSTREET CORP DEL NE  COM      26483E100    111,282   1,500,971 SH       SOLE                 1,500,971
EMCOR GROUP INC               COM      29084Q100     74,996   3,049,870 SH       SOLE                 3,049,870
HELMERICH & PAYNE INC         COM      423452101    129,860   3,209,590 SH       SOLE                 3,209,590
HILLENBRAND INC               COM      431571108     93,287   4,336,934 SH       SOLE                 4,336,834
NASDAQ OMX GROUP INC          COM      631103108     10,355     532,964 SH       SOLE                   532,964
RAYTHEON CO                   COM NEW  755111507     68,852   1,506,281 SH       SOLE                 1,506,281
SAIC INC                      COM      78390X101     11,631     727,841 SH       SOLE                   727,841
STANLEY BLACK & DECKER INC    COM      854502101      3,726      60,800 SH       SOLE                    60,800
STERIS CORP                   COM      859152100    168,336   5,067,321 SH       SOLE                 5,067,321
VALUECLICK INC                COM      92046N102     11,600     886,845 SH       SOLE                   886,845
ZALE CORP NEW                 COM      988858106     19,049   9,070,839 SH       SOLE                 9,070,839